Fixed Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets

As of March 31, 2025 and 2024, fixed assets consisted of the following:

	As of March 31,
	2025	2024
Investment properties	$414,943	$412,504
Computer and electronic equipment	49,958	57,130
Software	86,372	85,865
Less: accumulated depreciation	(117,249)	(96,996)
	$434,024	$458,503